UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland August 4, 2008

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	51

Form 13F Information Table Value Total:	111837

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abitibi Bowater Inc.           COM              003687100      420    45000 SH       SOLE                    45000
Alcatel ADS                    COM              013904305      416    68806 SH       SOLE                    68806
American Express Co.           COM              025816109     1807    47975 SH       SOLE                    47975
Amgen Inc.                     COM              031162100     2029    43020 SH       SOLE                    43020
Apple Inc.                     COM              037833100     5396    32229 SH       SOLE                    32229
Applied Materials Inc.         COM              038222105     2173   113810 SH       SOLE                   113810
Barr Pharmaceuticals Inc       COM              068306109     5169   114667 SH       SOLE                   114667
Bristol-Myers Squibb Co.       COM              110122108     1991    97003 SH       SOLE                    97003
CIBER Inc.                     COM              17163B102     1353   217900 SH       SOLE                   217900
Capital One Financial Corp.    COM              14040H105     1081    28440 SH       SOLE                    28440
Citigroup, Inc.                COM              172967101     1671    99705 SH       SOLE                    99705
Computer Sciences Corp         COM              205363104     2831    60434 SH       SOLE                    60434
Conseco, Inc.                  COM              208464883      311    31319 SH       SOLE                    31319
Costco Wholesale Corp          COM              22160K105     5628    80235 SH       SOLE                    80235
Deere & Company                COM              244199105      361     5000 SH       SOLE                     5000
Discover Financial Service     COM              254709108     2297   174408 SH       SOLE                   174408
DuPont de Nemours & Co.        COM              263534109     2901    67635 SH       SOLE                    67635
EMC Corporation                COM              268648102     3254   221480 SH       SOLE                   221480
Exxon Mobil Corporation        COM              30231G102     4588    52062 SH       SOLE                    52062
Flextronics International Ltd. COM              Y2573F102     2396   254935 SH       SOLE                   254935
Gap Inc.                       COM              364760108     1577    94600 SH       SOLE                    94600
General Electric Co            COM              369604103     3256   121997 SH       SOLE                   121997
General Motors Corp.           COM              370442105      868    75450 SH       SOLE                    75450
Hartford Financial Services    COM              416515104     2560    39650 SH       SOLE                    39650
Honeywell Intl Inc             COM              438516106     3671    73014 SH       SOLE                    73014
IBM Corp                       COM              459200101     5386    45440 SH       SOLE                    45440
Illinois Tool Works Inc.       COM              452308109      784    16505 SH       SOLE                    16505
Intel Corporation              COM              458140100     4106   191149 SH       SOLE                   191149
JPMorgan Chase & Co            COM              46625H100     2692    78466 SH       SOLE                    78466
Johnson & Johnson              COM              478160104      205     3190 SH       SOLE                     3190
Legg Mason                     COM              524901105     1755    40285 SH       SOLE                    40285
Lowes Companies Inc.           COM              548661107     2977   143463 SH       SOLE                   143463
Marsh & McLennan Cos           COM              571748102      664    25000 SH       SOLE                    25000
Micron Technology Inc          COM              595112103     1237   206135 SH       SOLE                   206135
Microsoft Corporation          COM              594918104     2740    99613 SH       SOLE                    99613
Morgan Stanley                 COM              617446448     1923    53325 SH       SOLE                    53325
Motorola Inc.                  COM              620076109      760   103522 SH       SOLE                   103522
Nokia Corporation              COM              654902204     3110   126920 SH       SOLE                   126920
Palm, Inc.                     COM              696643105       77    14230 SH       SOLE                    14230
Pfizer Inc.                    COM              717081103     1950   111617 SH       SOLE                   111617
Schering-Plough Corp.          COM              806605101     2227   113092 SH       SOLE                   113092
Seagate Technology             COM              G7945J104      589    30785 SH       SOLE                    30785
Smithfield Foods Inc           COM              832248108     1413    71090 SH       SOLE                    71090
Telkonet, Inc.                 COM              879604106      672  1197200 SH       SOLE                  1197200
Texas Instruments, Inc.        COM              882508104     3609   128150 SH       SOLE                   128150
Time Warner Inc                COM              887317105      896    60515 SH       SOLE                    60515
Verizon Communications, Inc.   COM              92343V104     4154   117342 SH       SOLE                   117342
Windstream Corporation         COM              97381W104     2743   222300 SH       SOLE                   222300
Wyndham Worldwide Corp         COM              98310W108     1171    65375 SH       SOLE                    65375
eBay Inc.                      COM              278642103     3994   146125 SH       SOLE                   146125
Storage Computer Corp.                          86211A101        0   672775 SH       SOLE                   672775